Income Taxes - Schedule of Changes in Net Deferred Income Tax Asset (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Initial balance	$ (1,016)	$ (2,063)	$ (2,635)
Deferred tax provision for the year	(8,218)	(5,660)	(1,979)
Deferred tax income net recorded in share of the profit of associates and joint ventures accounted for using the equity method	(67)	71	683
Acquisition of subsidiaries (see Note 4)	(367)	1,375	(161)
Unrealized loss on cash flow hedges	(83)	1,008	184
Exchange differences on translation of foreign operations	(1,472)	3,260	1,729
Remeasurements of the net defined benefit liability	131	(479)	121
Retained earnings of associates	(38)	(224)	(396)
Cash flow hedges in foreign investments	(540)	(618)
Restatement effect of the year and beginning balances associated with hyperinflationary economies	1,689	2,314	359
Deconsolidation of subsidiaries	261
Ending balance	$ (9,720)	$ (1,016)	$ (2,063)